CECL (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 282,740	SFr 282,036
Total	282,821	282,131
Past due more than 90 days and still accruing	0	0
Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	280,409	279,353
Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,412	2,778
Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	557	986
Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	167	184
Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	134	170
Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,554	1,438
Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	116,155	117,685
Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	115,014	115,986
Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,141	1,699
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	248	757
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24	48
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	13	89
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	856	805
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	27,805	28,211
Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	27,628	28,070
Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	177	141
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	6	50
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4	3
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	11
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	167	77
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	66,147	70,563
Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	65,327	69,227
Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	820	1,336
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	166	622
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	13	26
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	12	6
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	629	682
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	20,916	17,901
Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	20,807	17,720
Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	109	181
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	60	48
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	7	15
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1	72
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	41	46
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,287	1,010
Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,252	969
Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	35	41
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	16	37
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	4
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	19	0
Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	166,666	164,446
Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	165,395	163,367
Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,271	1,079
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	309	229
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	143	136
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	121	81
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	698	633
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	110,533	109,067
Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	109,877	108,544
Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	656	523
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	123	63
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	73	68
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	61	34
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	399	358
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	51,253	51,028
Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	51,069	50,907
Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	184	121
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	42	17
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	142	104
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	4,880	4,351
Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4,449	3,916
Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	431	435
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	144	149
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	70	68
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	60	47
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	157	171
Bank
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	291,411	290,468
Total	291,492	290,563
Bank | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	289,092	287,797
Bank | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,400	2,766
Bank | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	557	986
Bank | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	167	184
Bank | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	134	170
Bank | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,542	1,426
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	116,143	117,673
Bank | Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	115,014	115,986
Bank | Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,129	1,687
Bank | Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	248	757
Bank | Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24	48
Bank | Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	13	89
Bank | Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	844	793
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	27,805	28,211
Bank | Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	27,628	28,070
Bank | Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	177	141
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	6	50
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4	3
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	11
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	167	77
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	66,135	70,551
Bank | Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	65,327	69,227
Bank | Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	808	1,324
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	166	622
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	13	26
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	12	6
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	617	670
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	20,916	17,901
Bank | Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	20,807	17,720
Bank | Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	109	181
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	60	48
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	7	15
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1	72
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	41	46
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,287	1,010
Bank | Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,252	969
Bank | Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	35	41
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	16	37
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	4
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	19	0
Bank | Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	166,666	164,446
Bank | Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	165,395	163,367
Bank | Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,271	1,079
Bank | Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	309	229
Bank | Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	143	136
Bank | Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	121	81
Bank | Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	698	633
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	110,533	109,067
Bank | Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	109,877	108,544
Bank | Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	656	523
Bank | Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	123	63
Bank | Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	73	68
Bank | Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	61	34
Bank | Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	399	358
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	51,253	51,028
Bank | Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	51,069	50,907
Bank | Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	184	121
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	42	17
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	142	104
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	4,880	4,351
Bank | Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4,449	3,916
Bank | Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	431	435
Bank | Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	144	149
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	70	68
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	60	47
Bank | Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	157	171
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	282,809	282,119
Bank | Total loans to third parties | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	280,409	279,353
Bank | Total loans to third parties | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,400	2,766
Bank | Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	557	986
Bank | Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	167	184
Bank | Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	134	170
Bank | Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,542	1,426
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	8,683	8,444
Bank | Total loans to entities under common control | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	8,683	8,444
Bank | Total loans to entities under common control | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 0	SFr 0